     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 1999

                                                            FILE NOS.:  33-59004

                                                                        811-7548

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         POST-EFFECTIVE AMENDMENT NO. 9                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 11                             /X/
                              -------------------

                   MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND
                               GROWTH SECURITIES

                        (A MASSACHUSETTS BUSINESS TRUST)
         (FORMERLY NAMED DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on July 28, 1999 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

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--------------------------------------------------------------------------------

                                                     PROSPECTUS -  JULY 28, 1999


Morgan Stanley Dean Witter
                                               GLOBAL DIVIDEND GROWTH SECURITIES

[COVER PHOTO]

                          A MUTUAL FUND THAT SEEKS TO PROVIDE REASONABLE CURRENT
                               INCOME AND LONG-TERM GROWTH OF INCOME AND CAPITAL

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS.
           Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objective........................................                   1
                          Principal Investment Strategies.............................                   1
                          Principal Risks.............................................                   1
                          Past Performance............................................                   3
                          Fees and Expenses...........................................                   4
                          Additional Investment Strategy Information..................                   5
                          Additional Risk Information.................................                   5
                          Fund Management.............................................                   6

Shareholder Information   Pricing Fund Shares.........................................                   7
                          How to Buy Shares...........................................                   7
                          How to Exchange Shares......................................                   8
                          How to Sell Shares..........................................                  10
                          Distributions...............................................                  11
                          Tax Consequences............................................                  12
                          Share Class Arrangements....................................                  13

Financial Highlights      ............................................................                  20

Our Family of Funds       ............................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
GROWTH AND INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
[End Sidebar]

THE FUND

[ICON]              INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

                    Morgan Stanley Dean Witter Global Dividend Growth Securities seeks to provide reasonable current income and long-term growth of income and capital.


[ICON]              PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Fund will normally invest at least 65% of its total assets in dividend paying equity securities of companies located in various countries around the world. The Fund's
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., seeks investments primarily in common stocks
                    (including depository receipts) of companies with a record of paying dividends and potential for increasing dividends.
                    The Fund invests in at least three separate countries. The percentage of the Fund's assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment Manager.

                    Common Stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. The owner of a depository receipt holds rights to the underlying securities, including the right to receive dividends paid on the underlying security.

                    In addition, the Fund may invest in convertible and fixed-income securities.

                    In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

[ICON]              PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

                    COMMON STOCK AND OTHER EQUITY SECURITIES. A principal risk of investing in the Fund is associated with its common stock and other equity investments. In general, stock and other equity security values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely in response to these factors.

                    FOREIGN SECURITIES. The Fund's investments in foreign securities (including depository receipts) involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Fund invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

                    Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities the Fund may purchase are presently unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.

                    OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments including the risks associated with convertible and fixed-income securities. For more information about these risks, see the "Additional Risk Information" section.

                    Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]              PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's Class B shares has varied from year to year over the past 5 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS

This table compares the Fund's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.

[End Sidebar]

                    ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

94             7.01%
95            19.91%
96            16.87%
97            11.71%
98            11.48%


                    The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of June 30, 1999 was 9.52%.



                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.59% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -12.62% (quarter ended September 30, 1998).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
---------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
                                                                     (SINCE
                                                                    6/30/93)
------------------------------------------------------------------------------
 Class A(1)                             6.26%           --             --
------------------------------------------------------------------------------
 Class B                                6.48%         13.08%       13.10%(4)
------------------------------------------------------------------------------
 Class C(1)                            10.25%           --             --
------------------------------------------------------------------------------
 Class D(1)                            12.38%           --             --
------------------------------------------------------------------------------
 MSCI World Index(2)                   24.80%         16.19%       15.97%(4)
------------------------------------------------------------------------------
 Lipper Global Fund Index(3)           14.63%         11.22%       13.83%(4)
------------------------------------------------------------------------------


1    Class A, Class C and Class D commenced operations on July 28, 1997.
2 The Morgan Stanley Capital International World Total Return Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
3 The Lipper Global Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

[Sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.

ANNUAL FUND
OPERATING EXPENSES

These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended March 31, 1999.
[End Sidebar]

[ICON]              FEES AND EXPENSES
--------------------------------------------------------------------------------
                    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each
                    Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                                              CLASS A      CLASS B      CLASS C      CLASS D
------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                  5.25%(1)    None         None         None
------------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                  None(2)        5.00%(3)     1.00%(4)    None
------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
 Management fee                                                 0.71%        0.71%        0.71%        0.71%
------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.22%        0.88%        0.95%       None
------------------------------------------------------------------------------------------------------------
 Other expenses                                                 0.19%        0.19%        0.19%        0.19%
------------------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                           1.12%        1.78%        1.85%        0.90%
------------------------------------------------------------------------------------------------------------

1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.

                    EXAMPLE
                    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                    This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                         IF YOU SOLD YOUR SHARES:                    IF YOU HELD YOUR SHARES:
                 -----------------------------------------   -----------------------------------------
                 1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------   -----------------------------------------
 CLASS A           $633      $862       $1110      $1817       $633      $862       $1110      $1817
----------------------------------------------------------   -----------------------------------------
 CLASS B           $681      $860       $1164      $2095       $181      $560       $ 964      $2095
----------------------------------------------------------   -----------------------------------------
 CLASS C           $288      $582       $1001      $2169       $188      $582       $1001      $2169
----------------------------------------------------------   -----------------------------------------
 CLASS D           $ 92      $287       $ 498      $1108       $ 92      $287       $ 498      $1108
----------------------------------------------------------   -----------------------------------------

                    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

[ICON]              ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
                    This section provides additional information relating to the Fund's principal strategies.

                    CONVERTIBLE SECURITIES AND FIXED-INCOME. The Fund may invest up to 35% of its total assets in convertible debt securities, convertible preferred securities, U.S. government securities, fixed-income securities issued by foreign governments and international organizations and investment grade corporate debt securities (including zero coupon securities).


                    DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.


                    The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]              ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
                    As discussed in the "Principal Risks" section, a principal risk of investing in the Fund is associated with its common stock, other equity and fixed-income investments. This section provides additional information relating to the principal risks of investing in the Fund.

                    CONVERTIBLE SECURITIES. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

                    There are no minimum rating or quality requirements with respect to convertible securities in which the Fund may invest and, thus, all or some of such securities may be below investment grade. Securities rated below investment grade are commonly known as "junk bonds" and have speculative credit risk characteristics.

                    FIXED-INCOME SECURITIES. Principal risks of investing in the Fund are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.


The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $136.9 billion in assets under management or administration as of June 30, 1999.

[End Sidebar]

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

                    YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

[ICON]              FUND MANAGEMENT
--------------------------------------------------------------------------------
                    The Fund has retained the Investment Manager -- Morgan
                    Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment
                    Manager is a wholly-owned subsidiary of Morgan Stanley Dean
                    Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World
                    Trade Center, New York, New York 10048.


                    The Fund's portfolio is managed within the Investment Manager's Growth and Income Group. Paul D. Vance, a Senior Vice President of the Investment Manager and head of the Growth and Income Group, has been the primary portfolio manager of the Fund since it commenced operations on June 30, 1993 and is assisted by Matthew T. Haynes, a Vice President of the Investment Manager and a member of the Growth and Income Group. Mr. Vance and Mr. Haynes have been portfolio managers with the Investment Manager for over five years.


                    The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended March 31, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.71% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.deanwitter.com/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]              PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of Fund shares (excluding sales charges), called
                    "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

                    The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. In addition, if the Fund holds securities primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.
                    An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]              HOW TO BUY SHARES
--------------------------------------------------------------------------------
                    You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.
                    Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D.
                    Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs.
                    Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

                    When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

[Sidebar]
EASYINVEST-SM-
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]

MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------------
                                                                            MINIMUM INVESTMENT
                                                                          ----------------------
 INVESTMENT OPTIONS                                                       INITIAL    ADDITIONAL
------------------------------------------------------------------------------------------------
 Regular Accounts                                                          $ 1,000      $ 100
------------------------------------------------------------------------------------------------
 Individual Retirement Accounts:     Regular IRAs                          $ 1,000      $ 100
                                     Education IRAs                           $500      $ 100
------------------------------------------------------------------------------------------------
 EASYINVEST-SM-                      (Automatically from your checking
                                     or savings account or Money Market
                                     Fund)                                   $100*      $ 100*
------------------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

                    There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts. INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.
                    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:
                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).
                    - Make out a check for the total amount payable to: Morgan
                      Stanley Dean Witter Global Dividend Growth Securities.
                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]              HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

                    PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

                    Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current PROSPECTUS for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investment. EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.
                    An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

                    The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

                    TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.
                    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.
                    MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.
                    TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

                    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

                    FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

                    CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

                    FOR FURTHER INFORMATION REGARDING EXCHANGE PRIVILEGES, YOU SHOULD CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR OR CALL (800) 869-NEWS.

[ICON]              HOW TO SELL SHARES
--------------------------------------------------------------------------------
                    You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC.
                    Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
 [ICON]             Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 By Letter          You can also sell your shares by writing a "letter of
                    instruction" that includes:
 [ICON]             - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell;
                    - the Class of shares you wish to sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800) 869-NEWS for a determination as to
                    whether a particular institution is an eligible guarantor.)
                    A notary public CANNOT provide a signature guarantee.
                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
 [ICON]             $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this PROSPECTUS.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------

                    PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell, as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

                    Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).
[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[End Sidebar]

                    TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

                    REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

                    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

                    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.


                    MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[ICON]              DISTRIBUTIONS
--------------------------------------------------------------------------------
                    The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them.
                    These amounts may be passed along as "capital gain distributions."


                    The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will usually be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders semi-annually. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


                    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]              TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

                    Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                    - The Fund makes distributions; and

                    - You sell Fund shares, including an exchange to another
                      Morgan Stanley Dean Witter Fund.

                    TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

                    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

                    TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

                    When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]              SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
                    The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.
                    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth
                    Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.
                    The chart below compares the sales charge and maximum annual
                    12b-1 fee applicable to each Class:

                                                                                                 ANNUAL
                                                                                                 12b-1
CLASS SALES CHARGE                                                                                FEE
-------------------------------------------------------------------------------------------------------
 A   Maximum 5.25% initial sales charge reduced for purchase of $25,000 or more; shares sold without an initial sales charge are generally subject to a 1.0% CDSC during the first year  0.25%
-------------------------------------------------------------------------------------------------------
 B   Maximum 5.0% CDSC during the first year decreasing to 0% after six years                    1.00%
-------------------------------------------------------------------------------------------------------
 C   1.0% CDSC during the first year                                                             1.00%
-------------------------------------------------------------------------------------------------------
 D   None                                                                                         None
-------------------------------------------------------------------------------------------------------

                     CLASS A SHARES  Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

[Sidebar]
FRONT-END SALES
CHARGE OR FSC

An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges - the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.

[End Sidebar]

                    The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                      FRONT-END SALES CHARGE
                                          ----------------------------------------------
 AMOUNT OF SINGLE                             PERCENTAGE OF       APPROXIMATE PERCENTAGE
 TRANSACTION                              PUBLIC OFFERING PRICE     OF AMOUNT INVESTED
----------------------------------------------------------------------------------------
 Less than $25,000                                 5.25%                    5.54%
----------------------------------------------------------------------------------------
 $25,000 but less than $50,000                     4.75%                    4.99%
----------------------------------------------------------------------------------------
 $50,000 but less than $100,000                    4.00%                    4.17%
----------------------------------------------------------------------------------------
 $100,000 but less than $250,000                   3.00%                    3.09%
----------------------------------------------------------------------------------------
 $250,000 but less than $1 million                 2.00%                    2.04%
----------------------------------------------------------------------------------------
 $1 million and over                                  0                        0
----------------------------------------------------------------------------------------

                    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                    - A single account (including an individual, trust or
                      fiduciary account).

                    - Family member accounts (limited to husband, wife and
                      children under the age of 21).

                    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

                    - Tax-exempt organizations.

                    - Groups organized for a purpose other than to buy mutual
                      fund shares.

                    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

                    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

                    You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

                    LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and
                    (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

                    OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or CDSC upon sale) if your account qualifies under one of the following categories:

                    - A trust for which Morgan Stanley Dean Witter Trust FSB
                      provides discretionary trustee services.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

                    - A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

                    - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that:
                      (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
[End Sidebar]

                    - Current or retired Directors/Trustees of the Morgan
                      Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                    - Current or retired directors, officers and employees of
                      Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

                     CLASS B SHARES  Class B shares are offered at net asset
                    value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

 YEAR SINCE PURCHASE PAYMENT MADE              CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
--------------------------------------------------------------------------------------------
 First                                                            5.0%
--------------------------------------------------------------------------------------------
 Second                                                           4.0%
--------------------------------------------------------------------------------------------
 Third                                                            3.0%
--------------------------------------------------------------------------------------------
 Fourth                                                           2.0%
--------------------------------------------------------------------------------------------
 Fifth                                                            2.0%
--------------------------------------------------------------------------------------------
 Sixth                                                            1.0%
--------------------------------------------------------------------------------------------
 Seventh and thereafter                                          None
--------------------------------------------------------------------------------------------

                    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

                    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

                    - Sales of shares held at the time you die or become
                      disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


                    - Sales in connection with the following retirement plan
                      "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).


                    - Sales of shares held for you as a participant in a MSDW
                      Eligible Plan.

                    - Sales of shares in connection with the Systematic
                      Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

                    All waivers will be granted only following the Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

                    DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived or (b) the average daily net assets of Class B.

                    CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

                    In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

                    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.


                    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.


                    EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

                    For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.

                    In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

                     CLASS C SHARES  Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

                    DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

                     CLASS D SHARES  Class D shares are offered without any
                    sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

                    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

                    - Persons participating in a fee-based investment program
                      (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

                    - Employee benefit plans maintained by Morgan Stanley Dean
                      Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

                    - Certain unit investment trusts sponsored by Dean Witter
                      Reynolds.

                    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

                    - Investors who were shareholders of the Dean Witter
                      Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

                    MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for certain MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

                     NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS  If you
                    receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

                     PLAN OF DISTRIBUTION (RULE 12b-1 FEES)  The Fund has
                    adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

        This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------------
 FOR THE YEAR ENDED MARCH 31,                                        1999++      1998*++     1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $    14.44    $ 13.30    $ 12.86    $ 11.41    $ 10.81
-------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                                0.10       0.11       0.12       0.13       0.14
    Net realized and unrealized gain (loss)                             (0.06)      2.79       1.44       1.96       0.88
                                                                   ----------    -------    -------    -------    -------
 Total income from investment operations                                 0.04       2.90       1.56       2.09       1.02
-------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                               (0.07)     (0.12)     (0.13)     (0.15)     (0.14)
    Net realized gain                                                   (1.22)     (1.64)     (0.99)     (0.49)     (0.28)
                                                                   ----------    -------    -------    -------    -------
 Total dividends and distributions                                      (1.29)     (1.76)     (1.12)     (0.64)     (0.42)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $    13.19    $ 14.44    $ 13.30    $ 12.86    $ 11.41
-------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                           0.42%     23.41%     12.58%     18.77%      9.60%
-------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                1.78%(1)    1.71%     1.75%      1.85%      1.97%
-------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                   0.74%(1)    0.80%     0.93%      1.05%      1.22%
-------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                            $    3,343    $ 3,812    $ 3,038    $ 2,434    $ 1,854
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 % 47         51%        40%        40%        32%
-------------------------------------------------------------------------------------------------------------------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                     FOR THE      FOR THE PERIOD
                                                                   YEAR ENDED     JULY 28, 1997*
                                                                    MARCH 31,     THROUGH MARCH
                                                                      1999           31, 1998
------------------------------------------------------------------------------------------------

 CLASS A SHARES++
------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $ 14.43           $ 14.91
------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                             0.17              0.09
    Net realized and unrealized gain (loss)                          (0.04)             0.62
                                                                   -----------       -------
 Total income from investment operations                              0.13              0.71
------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                            (0.14)            (0.16)
    Net realized gain                                                (1.22)            (1.03)
                                                                   -----------       -------
 Total dividends and distributions                                   (1.36)            (1.19)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $ 13.20           $ 14.43
------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                        1.10%             5.77%(1)
------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------
 Expenses                                                             1.12%(3)          1.17%(2)
------------------------------------------------------------------------------------------------
 Net investment income                                                1.39%(3)          1.02%(2)
------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                           $35,673           $13,027
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                47%               51%(1)
------------------------------------------------------------------------------------------------


CLASS C SHARES++
---------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $ 14.42          $ 14.91
---------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                             0.08             0.02
    Net realized and unrealized gain (loss)                          (0.05)            0.62
                                                                   ----------    ------------
 Total income from investment operations                              0.03             0.64
---------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                            (0.06)           (0.10)
    Net realized gain                                                (1.22)           (1.03)
                                                                   ----------    ------------
 Total dividends and distributions                                   (1.28)           (1.13)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $ 13.17          $ 14.42
---------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                        0.37%            5.26%(1)
---------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------
 Expenses                                                             1.85%(3)         1.92%(2)
---------------------------------------------------------------------------------------------
 Net investment income                                                0.66%(3)         0.24%(2)
---------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                           $13,664           $9,711
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                47%              51%(1)
---------------------------------------------------------------------------------------------


* The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS D SHARES++
------------------------------------------------------------------------------------------------
                                                                     FOR THE      FOR THE PERIOD
                                                                   YEAR ENDED     JULY 28, 1997*
                                                                    MARCH 31,     THROUGH MARCH
 SELECTED PER SHARE DATA:                                             1999           31, 1998
------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $ 14.44           $ 14.91
------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                             0.20              0.11
    Net realized and unrealized gain (loss)                          (0.05)             0.62
                                                                   -----------       -------
 Total income from investment operations                              0.15              0.73
------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                            (0.16)            (0.17)
    Net realized gain                                                (1.22)            (1.03)
                                                                   -----------       -------
 Total dividends and distributions                                   (1.38)            (1.20)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $ 13.21           $ 14.44
------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                        1.27%             5.97%(1)
------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------
 Expenses                                                             0.90%(3)          0.92%(2)
------------------------------------------------------------------------------------------------
 Net investment income                                                1.61%(3)          1.21%(2)
------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                           $63,013           $20,032
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                47%               51%(1)
------------------------------------------------------------------------------------------------

* The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

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MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
     The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
--------------------------------
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust

Mid-Cap Equity Trust


Small Cap Growth Fund

Special Value Fund
Value Fund
THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust
GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund

Latin American Growth Fund

Pacific Growth Fund
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
--------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund

Total Return Trust

Value-Added Market Series/Equity Portfolio
THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities
--------------------------------------------------------------------------------
 INCOME FUNDS
--------------------------------
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)
GLOBAL INCOME FUNDS

North American Government Income Trust

World Wide Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
--------------------------------
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)


There may be Funds created after this PROSPECTUS was published. Please consult the inside back cover of a new Fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.


Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
GLOBAL DIVIDEND GROWTH SECURITIES

[Sidebar]
TICKER SYMBOLS:

Class A:  GLBAX
-------------------
Class B:  GLBBX
-------------------
Class C:  GLBCX
-------------------
Class D:  GLBDX
-------------------
[End Sidebar]

                    Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                      WWW.DEANWITTER.COM/FUNDS

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-7548)

STATEMENT OF ADDITIONAL INFORMATION  MORGAN STANLEY
JULY 28, 1999                        DEAN WITTER GLOBAL
                                     DIVIDEND GROWTH SECURITIES

----------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. The PROSPECTUS (dated July 28, 1999) for the Morgan Stanley Dean Witter Global Dividend Growth Securities may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Morgan Stanley Dean Witter
Global Dividend Growth Securities
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

   I. Fund History...........................................   4

  II. Description of the Fund and Its Investments and
     Risks..................................................    4

     A. Classification......................................    4

     B. Investment Strategies and Risks.....................    4

     C. Fund Policies/Investment Restrictions...............   13

 III. Management of the Fund.................................  15

     A. Board of Trustees...................................   15

     B. Management Information..............................   15

     C. Compensation........................................   19

  IV. Control Persons and Principal Holders of Securities....  21

   V. Investment Management and Other Services...............  21

     A. Investment Manager and Sub-Advisor..................   21

     B. Principal Underwriter...............................   22

     C. Services Provided by the Investment Manager and Fund
     Expenses Paid..........................................   22

     D. Dealer Reallowances.................................   23

     E. Rule 12b-1 Plan.....................................   23

     F. Other Service Providers.............................   27

  VI. Brokerage Allocation and Other Practices...............  28

     A. Brokerage Transactions..............................   28

     B. Commissions.........................................   28

     C. Brokerage Selection.................................   29

     D. Directed Brokerage..................................   30

     E. Regular Broker-Dealers..............................   30

 VII. Capital Stock and Other Securities.....................  30

VIII. Purchase, Redemption and Pricing of Shares.............  31

     A. Purchase/Redemption of Shares.......................   31

     B. Offering Price......................................   31

  IX. Taxation of the Fund and Shareholders..................  32

   X. Underwriters...........................................  34

  XI. Calculation of Performance Data........................  34

 XII. Financial Statements...................................  35

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter Global Dividend Growth Securities, a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a "Massachusetts business trust" under the laws of the Commonwealth of Massachusetts on January 12, 1993 under the name Dean Witter Global Dividend Growth Securities. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Global Dividend Growth Securities.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is to seek to provide reasonable current income and long-term growth of income and capital.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward U.S. dollar and foreign currency exchange contracts ("FORWARD CONTRACTS") as a hedge against fluctuations in future foreign exchange rates. The Fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches or foreign banks, insurance companies and other dealers whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The Investment Manager also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.


    OPTION AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed and OTC options on eligible portfolio securities and stock indexes. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.


    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities underlying the option decline in value.

    The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books.

    Options written by the Fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (or currency) at the time the option is written.


    COVERED PUT WRITING. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager to forecast correctly interest rates and/or market movements. If the market value of the portfolio securities (or currencies) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or currency) increase, but has retained the risk of loss should the price of the underlying security (or currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security (or currency) decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities (or currencies) at the exercise price.

    The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities (or currencies) underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    STOCK INDEX OPTIONS. The Fund may invest in options on broadly based indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, the Fund could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. The Fund may purchase and sell interest rate and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on the U.S. dollar and foreign currencies, and on such indexes of U.S. and foreign securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    MARGIN. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates and/or market movements against which the Fund seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.


    If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.



    In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.


    MONEY MARKET SECURITIES. In addition to the short-term fixed-income securities in which the Fund may otherwise invest, the Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities certificates of deposit, U.S. Government securities and obligations of savings institutions. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion. If the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate; and

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

    PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which is limited by the Fund's investment restrictions to 15% of the Fund's net assets.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

    OTHER INVESTMENT VEHICLES. The Fund may acquire shares in other investment companies. In addition, the Fund may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in other investment companies may be the sole or most practical means by which the Fund may participate in certain securities markets, and investment in real estate investment trusts may be the most practical available means for the Fund to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in an investment company or real estate investment trust, the Fund would bear its ratable share of that entity's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own investment management fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in other investment companies and in real estate investment trusts.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

The Fund will:

    1. Seek to provide reasonable current income and long-term growth of income and capital.

The Fund MAY NOT:

    1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

    2. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

    3. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

    4. As of 75% of its total assets, purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any issuer.

    5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    6. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

    7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

    9. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of
(a) entering into any repurchase or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling futures contracts, forward foreign exchange contracts or options; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

    10. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

    11. Make short sales of securities.

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    14. Invest for the purpose of exercising control or management of any one issuer.

    15. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the provisions of Section 12(d) of the Investment Company Act and any rules promulgated thereunder.

    16. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell futures contracts or options on futures.

    As a non-fundamental policy, the Fund will not invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the Investment Company Act.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager. All of the Trustees also serve as Trustees of "DISCOVER BROKERAGE INDEX SERIES," a mutual fund for which the Investment Manager is the investment advisor.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 90 Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series, are shown below.



      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (58) ...................................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Kmart Corporation                                   Funds and Discover Brokerage Index Series; formerly
3100 West Big Beaver Road                               Chairman and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                          Corporation (November, 1995-November, 1998) and President
                                                        and Chief Executive Officer of Hills Department Stores
                                                        (May, 1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc. and Weirton Steel Corporation.
Charles A. Fiumefreddo* (66) .........................  Chairman, Director or Trustee and Chief Executive Officer
Chairman of the Board,                                  of the Morgan Stanley Dean Witter Funds and Discover
Chief Executive Officer and Trustee                     Brokerage Index Series; formerly Chairman, Chief Executive
Two World Trade Center                                  Officer and Director of the Investment Manager, the
New York, New York                                      Distributor and MSDW Services Company; Executive Vice
                                                        President and Director of Dean Witter Reynolds; Chairman
                                                        and Director of the Transfer Agent; formerly Director
                                                        and/or officer of various MSDW subsidiaries (until June,
                                                        1998).

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Edwin J. Garn (67) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds and Discover Brokerage Index Series; formerly United
c/o Huntsman Corporation                                States Senator (R-Utah)(1974-1992) and Chairman, Senate
500 Huntsman Way                                        Banking Committee (1980-1986); formerly Mayor of Salt Lake
Salt Lake City, Utah                                    City, Utah (1971-1974); formerly Astronaut, Space Shuttle
                                                        Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                                        Corporation (chemical company); Director of Franklin Covey
                                                        (time management systems), BMW Bank of North America, Inc.
                                                        (industrial loan corporation), United Space Alliance
                                                        (joint venture between Lockheed Martin and the Boeing
                                                        Company) and Nuskin Asia Pacific (multilevel marketing);
                                                        member of the board of various civic and charitable
                                                        organizations.
Wayne E. Hedien (65) .................................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds and Discover Brokerage Index Series; Director
c/o Mayer, Brown & Platt                                of The PMI Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees                     Trustee and Vice Chairman of The Field Museum of Natural
1675 Broadway                                           History; formerly associated with the Allstate Companies
New York, New York                                      (1966-1994), most recently as Chairman of The Allstate
                                                        Corporation (March, 1993-December, 1994) and Chairman and
                                                        Chief Executive Officer of its wholly-owned subsidiary,
                                                        Allstate Insurance Company (July, 1989-December, 1994);
                                                        director of various other business and charitable
                                                        organizations.
Dr. Manuel H. Johnson (50) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Chairman of the Audit Committee and Director or Trustee of
Washington, D.C.                                        the Morgan Stanley Dean Witter Funds and Discover
                                                        Brokerage Index Series; Director of Greenwich Capital
                                                        Markets, Inc. (broker-dealer) and NVR, Inc. (home
                                                        construction); Chairman and Trustee of the Financial
                                                        Accounting Foundation (oversight organization of the
                                                        Financial Accounting Standards Board); formerly Vice
                                                        Chairman of the Board of Governors of the Federal Reserve
                                                        System (1986-1990) and Assistant Secretary of the U.S.
                                                        Treasury.
Michael E. Nugent (63) ...............................  General Partner, Triumph Capital, L.P., a private invest-
Trustee                                                 ment partnership; Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                               Director or Trustee of the Morgan Stanley Dean Witter
237 Park Avenue                                         Funds and Discover Brokerage Index Series; formerly Vice
New York, New York                                      President, Bankers Trust Company and BT Capital
                                                        Corporation (1984-1988); director of various business
                                                        organizations.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Philip J. Purcell* (56) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, Dean Witter Reynolds and Novus Credit
1585 Broadway                                           Services Inc.; Director of the Distributor; Director or
New York, New York                                      Trustee of the Morgan Stanley Dean Witter Funds and
                                                        Discover Brokerage Index Series; Director and/or officer
                                                        of various MSDW subsidiaries.
John L. Schroeder (69) ...............................  Retired; Chairman of the Derivatives Committee and
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Mayer, Brown & Platt                                Funds and Discover Brokerage Index Series; Director of
Counsel to the Independent Trustees                     Citizens Utilities Company (telecommunications, gas,
1675 Broadway                                           electric and water utilities company); formerly Executive
New York, New York                                      Vice President and Chief Investment Officer of the Home
                                                        Insurance Company (August, 1991-September, 1995).
Mitchell M. Merin (45) ...............................  President and Chief Operating Officer of Asset Management
President                                               of MSDW (since December, 1998); President and Director
Two World Trade Center                                  (since April, 1997) and Chief Executive Officer (since
New York, New York                                      June, 1998) of the Investment Manager and MSDW Services
                                                        Company; Chairman, Chief Executive Officer and Director of
                                                        the Distributor (since June, 1998); Chairman and Chief
                                                        Executive Officer (since June, 1998) and Director (since
                                                        January, 1998) of the Transfer Agent; Director of various
                                                        MSDW subsidiaries; President of the Morgan Stanley Dean
                                                        Witter Funds and Discover Brokerage Index Series (since
                                                        May, 1999); previously Chief Strategic Officer of the
                                                        Investment Manager and MSDW Services Company and Executive
                                                        Vice President of the Distributor (April, 1997-June,
                                                        1998), Vice President of the Morgan Stanley Dean Witter
                                                        Funds and Discover Brokerage Index Series (May,
                                                        1997-April, 1999), and Executive Vice President of Dean
                                                        Witter, Discover & Co.
Barry Fink (44) ......................................  Senior Vice President (since March, 1997) and Secretary
Vice President,                                         and General Counsel (since February, 1997) and Director
Secretary and General Counsel                           (since July, 1998) of the Investment Manager and MSDW
Two World Trade Center                                  Services Company; Senior Vice President (since March,
New York, New York                                      1997) and Assistant Secretary and Assistant General
                                                        Counsel (since February, 1997) of the Distributor;
                                                        Assistant Secretary of Dean Witter Reynolds (since August,
                                                        1996); Vice President, Secretary and General Counsel of
                                                        the Morgan Stanley Dean Witter Funds (since February,
                                                        1997); Vice President, Secretary and General Counsel of
                                                        Discover Brokerage Index Series; previously First Vice
                                                        President (June, 1993-February, 1997), Vice President and
                                                        Assistant Secretary and Assistant General Counsel of the
                                                        Investment Manager and MSDW Services Company and Assistant
                                                        Secretary of the Morgan Stanley Dean Witter Funds.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Paul D. Vance (63) ...................................  Senior Vice President of the Investment Manager; Vice
Vice President                                          President of several of the Morgan Stanley Dean Witter
Two World Trade Center                                  Funds.
New York, New York
Thomas F. Caloia (53) ................................  First Vice President and Assistant Treasurer of the
Treasurer                                               Investment Manager, the Distributor and MSDW Services
Two World Trade Center                                  Company; Treasurer of the Morgan Stanley Dean Witter Funds
New York, New York                                      and Discover Brokerage Index Series.


------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined in the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and KENTON J. HINCHLIFFE, RONALD J. WOROBEL and IRA N. ROSS, Senior Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.

    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended March 31, 1999.

                               FUND COMPENSATION

                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,500
Edwin J. Garn.................................................       1,700
Wayne E. Hedien...............................................       1,700
Dr. Manuel H. Johnson.........................................       1,650
Michael E. Nugent.............................................       1,700
John L. Schroeder.............................................       1,700

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1998. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.



            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS



                              TOTAL CASH
                             COMPENSATION
                             FOR SERVICES
                             TO 90 MORGAN
                             STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE  WITTER FUNDS
---------------------------  -------------
Michael Bozic..............    $120,150
Edwin J. Garn..............     132,450
Wayne E. Hedien............     132,350
Dr. Manuel H. Johnson......     155,681
Michael E. Nugent..........     159,731
John L. Schroeder..........     160,731


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such director/trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended March 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the fiscal year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of fiscal year ended March 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1998.


                     RETIREMENT BENEFITS FROM THE FUND AND
                      ALL MORGAN STANLEY DEAN WITTER FUNDS

                                                                       RETIREMENT         ESTIMATED ANNUAL
                                                                        BENEFITS              BENEFITS
                                        FOR ALL ADOPTING FUNDS         ACCRUED AS          UPON RETIREMENT
                                     -----------------------------      EXPENSES              FROM ALL
                                      ESTIMATED                          BY ALL           ADOPTING FUNDS(2)
                                       CREDITED                      ADOPTING FUNDS    -----------------------
                                       YEARS OF       ESTIMATED      ---------------                    FROM
                                      SERVICE AT    PERCENTAGE OF     BY    BY ALL         FROM          ALL
                                      RETIREMENT       ELIGIBLE      THE   ADOPTING        THE         ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)    COMPENSATION    FUND    FUNDS         FUND         FUNDS
-----------------------------------  ------------   --------------   ----  ---------   ------------    -------
Michael Bozic......................       10           60.44%        416     $22,377            997    $52,250
Edwin J. Garn......................       10           60.44         718      35,225            997     52,250
Wayne E. Hedien....................        9           51.37         778      41,979            848     44,413
Dr. Manuel H. Johnson..............       10           60.44         279      14,047            997     52,250
Michael E. Nugent..................       10           60.44         533      25,336            997     52,250
John L. Schroeder..................        8           50.37         840      45,117            838     44,343

------------------------

1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amounts so that the resulting payments will be the actuarial equivalent of the Regular Benefit.


2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote 1 on page 20 of this Statement of Additional Information.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following persons owned 5% or more of the outstanding Class A shares of the Fund as of July 6, 1999: Morgan Stanley Dean Witter Trust as Trustee, VVP America, P.O. Box 957, Jersey City, NJ 07303-0957--16.237%. The following owned 5% or more of the outstanding Class D shares of the Fund on July 6, 1999: MAC & Co. A/C DWRF 8604892, Mellon Bank N.A., Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198--66.307%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "MANAGEMENT AGREEMENT") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of the Fund's assets. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% of the portion of such daily net assets not exceeding $1 billion; 0.725% of the portion of such daily net assets exceeding $1 billion, but not exceeding $1.5 billion; 0.70% of the portion of such daily net assets exceeding $1.5 billion, but not exceeding $2.5 billion; 0.675% of the portion of such daily net assets exceeding $2.5 billion, but not exceeding $3.5 billion; 0.65% of the portion of such daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% of the portion of such daily net assets exceeding $4.5 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Fund accrued total compensation to the Investment Manager of $19,649,426, $25,372,172 and $25,829,311, during the fiscal years ended March 31, 1997, 1998 and 1999, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager supervises the investment of the Fund's assets. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objectives.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees who are not parties to the Management Agreement or are "Independent Trustees," which votes must be cast in person at a meeting called for the purpose of voting on such approval.

D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "PLAN") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets of Class B.

    The Distributor also receives the proceeds of front-end sales charges ("FSCS") and of contingent deferred sales charges ("CDSCS") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended March 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                                               1999                    1998                  1997
                                     ------------------------   -------------------   -------------------
Class A............................     FSCs:(1)  $    86,379    FSCs:  $   183,817    FSCs:       N/A(2)
                                       CDSCs:     $       337   CDSCs:  $         4   CDSCs:       N/A(2)
Class B............................    CDSCs:     $ 5,108,028   CDSCs:  $ 4,749,932   CDSCs:  $ 3,916,777
Class C............................    CDSCs:     $    11,342   CDSCs:  $     5,208   CDSCs:       N/A(5)

------------------------------
1  FSCs apply to Class A only.
2  This Class commenced operations on July 28, 1997.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended March 31, 1999, of $31,148,040. This amount is equal to 0.88% of the average daily net assets of Class B. For the fiscal year ended March 31, 1999, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $56,340 and $114,981, respectively, which amounts are equal to 0.22% and 0.95% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW ELIGIBLE PLANS"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.

    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("CARRYING CHARGE"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "BROKER'S CALL RATE") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended March 31, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $218,612,041 on behalf of Class B since the inception of the Fund. It is estimated that this amount was spent in approximately the following ways: (i) 2.49% ($5,443,897)-- advertising and promotional expenses; (ii) 0.37% ($812,966)--printing of prospectuses for distribution to other than current shareholders; and (iii) 97.14% ($212,355,178)--other expenses, including the gross sales credit and the carrying charge, of which 7.66% ($16,272,611) represents carrying charges, 34.69% ($73,655,714) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other selected broker-dealer representatives, 49.09% ($104,256,638) represents overhead and other branch office distribution-related expenses, and 8.56% ($18,170,215) represents excess distribution expenses of Dean Witter World Wide Investment Trust, the net assets of which were combined with those of the Fund on June 8, 1998 pursuant to an Agreement and Plan of Reorganization. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended March 31, 1999 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $73,697,610 as of March 31, 1999 (the end of the Fund's fiscal year), which was equal to 2.20% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized broker-dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized broker-dealer representatives at the time of sale totaled $0 in the case of Class C at December 31, 1998 (the end of the calendar year), which amount was equal to 0.00% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the Fund's assets. The Custodian has contracted with various foreign banks and depositaries to hold portfolio securities of non-U.S. issuers on behalf of the Fund. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
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A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

    For the fiscal years ended March 31, 1997, 1998 and 1999, the Fund paid a total of $5,066,393, $8,255,524 and $8,228,978, respectively, in brokerage commissions.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended March 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended March 31, 1997, 1998 and 1999, the Fund paid a total of $169,351, $174,060 and $92,945, respectively, in brokerage commissions to Dean Witter Reynolds. During the fiscal year ended March 31, 1999, the brokerage commissions paid to Dean Witter Reynolds represented approximately 1.13% of the total brokerage commissions paid by the Fund during the year and were paid on account of transactions having an aggregate dollar value equal to approximately 3.11% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.

    During the period June 1, 1997 through March 31, 1998 and during the fiscal year ended March 31, 1999, the Fund paid a total of $1,211,197 and $1,498,179, respectively, in brokerage commissions to Morgan Stanley & Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. During the fiscal year ended March 31, 1999, the brokerage commissions paid to Morgan Stanley & Co. represented approximately 18.21% of the total brokerage commissions paid by the Fund for this period and were paid on account of transactions having an aggregate dollar value equal to approximately 18.60% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

    The Investment Manager currently serve as advisors to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended March 31, 1999, the Fund paid $6,645,056 in brokerage commissions in connection with transactions in the aggregate amount of $2,962,395,525 to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended March 31, 1999, the Fund purchased common stock issued by Bank America Corp., which issuer was among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year.

    At March 31, 1999, the Fund held bonds issued by Bank America Corp. and Chase Manhattan with market values of $42,375,000 and $3,740,375, respectively.

VII. CAPITAL STOCK AND OTHER SECURITIES
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    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


    All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
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A. PURCHASE OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds, and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan."

    The price of Fund shares, called "NET ASSET VALUE," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Directors.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
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    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
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    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
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    From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns of Class B for the one year and five year periods ended March 31, 1999 and for the period June 30, 1993 (commencement of operations) through March 31, 1999 were -4.15%, 12.43% and 12.49%, respectively. The average annual total returns of Class A for the fiscal year ended March 31, 1999 and for the period July 28, 1997 (inception of the class) through March 31, 1999 were -4.21% and 0.79%, respectively. The average annual total returns of Class C for the fiscal year ended March 31, 1999 and for the period July 28, 1997 (inception of the class) through March 31, 1999 were -0.54% and 3.34%, respectively. The average annual total returns of Class D for the fiscal year ended March 31, 1999 and for the period July 28, 1997 (inception of the class) through March 31, 1999 were 1.27% and 4.31%, respectively.

    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year and five year periods ended March 31, 1999 and for the period June 30, 1993 (commencement of operations) through March 31, 1999, were 0.42%, 12.68% and 12.59%, respectively. The average annual total returns of Class A for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 1.10% and 4.09%, respectively. The average annual total returns of Class C for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 0.37% and 3.34%, respectively. The average annual total returns of Class D for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 1.27% and 4.31%, respectively.

    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of Class B for the one year and five year periods ended March 31, 1999 and for the period June 30, 1993 (commencement of operations) through March 31, 1999, were 0.42%, 81.61% and 97.76%, respectively. The total returns of Class A for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 1.10% and 6.94%, respectively. The total returns of Class C for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 0.37% and 5.65%, respectively. The total returns of Class D for the year ended March 31, 1999 and for the period July 28, 1997 through March 31, 1999 were 1.27% and 7.31%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at March 31, 1999:

                                                        INVESTMENT AT INCEPTION OF:
                                        INCEPTION    ---------------------------------
CLASS                                    DATE:       $10,000     $50,000      $100,000
-----------------------------------     --------     -------     --------     --------
Class A............................      7/28/97     $10,132     $ 51,331     $103,732
Class B............................      6/30/93      19,776       98,880      197,760
Class C............................      7/28/97      10,565       52,825      105,650
Class D............................      7/28/97      10,731       53,655      107,310

    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
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    EXPERTS. The financial statements of the Fund for the fiscal year ended March 31, 1999 are included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, and on the authority of that firm as experts in auditing and accounting.

                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (98.6%)
             AUSTRALIA (2.5%)
             BUILDING MATERIALS
  8,000,000  Pioneer International Ltd..........................................................  $   15,887,880
                                                                                                  --------------
             CONTAINERS/PACKAGING
  3,700,000  Amcor Ltd..........................................................................      18,546,435
                                                                                                  --------------
             INTERNATIONAL BANKS
  2,700,000  Australia & New Zealand Banking Group Ltd..........................................      19,615,568
                                                                                                  --------------
             OIL & GAS PRODUCTION
  5,700,000  Santos Ltd.........................................................................      16,491,924
                                                                                                  --------------
             PRECIOUS METALS
 19,000,000  Normandy Mining Ltd................................................................      15,189,930
                                                                                                  --------------

             TOTAL AUSTRALIA....................................................................      85,731,737
                                                                                                  --------------

             CANADA (2.5%)
             ALUMINUM
    670,000  Alcan Aluminium Ltd................................................................      17,260,942
                                                                                                  --------------
             CANADIAN OIL & GAS
  1,000,000  Imperial Oil Ltd...................................................................      19,031,830
                                                                                                  --------------
             INTERNATIONAL BANKS
    400,000  Toronto-Dominion Bank..............................................................      18,328,912
                                                                                                  --------------
             MOVIES/ENTERTAINMENT
     14,174  Seagram Co., Ltd...................................................................         711,990
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
  1,165,000  EdperBrascan Corp. (Class A).......................................................      13,828,581
                                                                                                  --------------
             OIL/GAS TRANSMISSION
    409,100  Enbridge Inc.......................................................................      18,135,501
                                                                                                  --------------
             TOTAL CANADA.......................................................................      87,297,756
                                                                                                  --------------
             FRANCE (6.7%)
             AUTO PARTS: O.E.M.
      1,200  Valeo S.A..........................................................................          93,742
                                                                                                  --------------
             AUTOMOTIVE AFTERMARKET
    450,000  Compagnie Generale des Etablissements Michelin (B Shares)..........................      20,146,556
                                                                                                  --------------
             BUILDING MATERIALS
    193,000  Lafarge S.A........................................................................      17,364,451
                                                                                                  --------------
             CABLE TELEVISION
     10,960  Canal Plus.........................................................................       3,206,252
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             CONTAINERS/PACKAGING
    350,000  Compagnie Generale d'Industrie et de Participations................................  $   17,291,181
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    135,000  Compagnie de Saint-Gobain..........................................................      21,382,987
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    150,000  Alcatel Alsthom....................................................................      17,213,062
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
        280  Vivendi............................................................................          68,757
                                                                                                  --------------
             FARMING/SEEDS/MILLING
    130,000  Eridania Beghin-Say S.A............................................................      19,218,290
                                                                                                  --------------
             HOTELS/RESORTS
     11,900  Accor S.A..........................................................................       2,949,118
                                                                                                  --------------
             INTEGRATED OIL COMPANIES
    160,000  Elf Aquitaine S.A..................................................................      21,687,920
                                                                                                  --------------
             INTERNATIONAL BANKS
    220,000  Banque Nationale de Paris..........................................................      19,106,230
     20,000  Credit Commercial de France........................................................       1,841,448
    110,000  Societe Generale...................................................................      21,097,450
                                                                                                  --------------
                                                                                                      42,045,128
                                                                                                  --------------
             MILITARY/GOV'T/TECHNICAL
      3,000  Thomson CSF........................................................................          91,480
                                                                                                  --------------
             MULTI-LINE INSURANCE
     42,400  AXA................................................................................       5,610,241
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
      1,100  Compagnie Financiere de Paribas....................................................         122,555
     35,000  Societe Eurafrance S.A.............................................................      16,782,063
                                                                                                  --------------
                                                                                                      16,904,618
                                                                                                  --------------
             OIL REFINING/MARKETING
    170,000  Total S.A. (B Shares)..............................................................      20,900,268
                                                                                                  --------------
             TELECOMMUNICATIONS
     66,400  France Telecom S.A. (ADR)..........................................................       5,357,650
                                                                                                  --------------

             TOTAL FRANCE.......................................................................     231,531,701
                                                                                                  --------------

             GERMANY (5.7%)
             APPAREL
     11,500  Hugo Boss AG (Pref.)...............................................................      15,117,325
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED MANUFACTURING
    730,000  MAN AG.............................................................................  $   20,411,621
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    270,900  Siemens AG.........................................................................      18,068,285
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
    750,000  Bilfinger & Berger Bau AG..........................................................      14,061,375
                                                                                                  --------------
             INTERNATIONAL BANKS
    340,000  Deutsche Bank Aktiengesellschaft...................................................      17,456,578
                                                                                                  --------------
             MAJOR CHEMICALS
    500,000  BASF AG............................................................................      18,263,625
    460,000  Bayer AG...........................................................................      17,199,055
                                                                                                  --------------
                                                                                                      35,462,680
                                                                                                  --------------
             MOTOR VEHICLES
      2,840  Bayerische Motoren Werke (BMW) AG..................................................       1,857,481
        568  Bayerische Motoren Werke (BMW) AG (New)*...........................................         361,704
    200,000  DaimlerChrylser AG.................................................................      17,369,300
     45,390  DaimlerChrysler AG (ADR)*..........................................................       3,895,029
                                                                                                  --------------
                                                                                                      23,483,514
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
    390,000  RWE AG.............................................................................      17,229,225
  1,000,000  Thyssen Krupp AG...................................................................      19,718,250
    325,000  VEBA AG............................................................................      17,054,131
                                                                                                  --------------
                                                                                                      54,001,606
                                                                                                  --------------
             TOTAL GERMANY......................................................................     198,062,984
                                                                                                  --------------
             HONG KONG (1.8%)
             MULTI-SECTOR COMPANIES
    286,000  Hutchison Whampoa, Ltd.............................................................       2,251,387
                                                                                                  --------------
             REAL ESTATE
  2,000,000  Cheung Kong (Holdings) Ltd.........................................................      15,227,772
  3,100,000  Henderson Land Development Co., Ltd................................................      15,081,946
                                                                                                  --------------
                                                                                                      30,309,718
                                                                                                  --------------
             TELECOMMUNICATIONS
  8,000,000  Hong Kong Telecommunications Ltd...................................................      15,743,967
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             UTILITIES
  2,998,000  CLP Holdings Ltd...................................................................  $   14,392,257
                                                                                                  --------------

             TOTAL HONG KONG....................................................................      62,697,329
                                                                                                  --------------

             ITALY (2.3%)
             INTEGRATED OIL COMPANIES
  3,200,000  Ente Nazionale Idrocarburi SpA.....................................................      20,343,200
                                                                                                  --------------
             INTERNATIONAL BANKS
     36,000  Banca Commerciale Italiana.........................................................         294,804
  1,150,000  Istituto Bancario San Paolo di Torino SpA..........................................      18,648,831
                                                                                                  --------------
                                                                                                      18,943,635
                                                                                                  --------------
             SPECIALTY FOODS/CANDY
 18,000,000  Montedison SpA.....................................................................      18,619,200
                                                                                                  --------------
             TELECOMMUNICATIONS
    276,000  Telecom Italia SpA (Ordinary Shares)...............................................       2,926,318
  3,050,000  Telecom Italia SpA (Savings Shares)................................................      18,075,062
                                                                                                  --------------
                                                                                                      21,001,380
                                                                                                  --------------

             TOTAL ITALY........................................................................      78,907,415
                                                                                                  --------------

             JAPAN (17.3%)
             AIR FREIGHT/DELIVERY SERVICES
  2,480,000  Yamato Transport Co., Ltd..........................................................      40,373,064
                                                                                                  --------------
             ALCOHOLIC BEVERAGES
  3,000,000  Kirin Brewery Co., Ltd.............................................................      35,050,505
                                                                                                  --------------
             AUTO PARTS: O.E.M.
      4,000  Bridgestone Corp...................................................................         101,683
                                                                                                  --------------
             CONSUMER ELECTRONICS/APPLIANCES
  3,400,000  Sharp Corp.........................................................................      35,774,411
    400,000  Sony Corp..........................................................................      36,868,687
                                                                                                  --------------
                                                                                                      72,643,098
                                                                                                  --------------
             DIVERSIFIED COMMERCIAL SERVICES
     20,000  Secom Co...........................................................................       1,888,889
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
    675,000  Kyocera Corp.......................................................................      36,250,000
  1,900,000  Matsushita Electric Industrial Co., Ltd............................................      36,944,444

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
  3,300,000  NEC Corp...........................................................................  $   39,583,333
                                                                                                  --------------
                                                                                                     112,777,777
                                                                                                  --------------
             ELECTRONIC COMPONENTS
    450,000  TDK Corp...........................................................................      36,325,758
                                                                                                  --------------
             HOME BUILDING
  3,300,000  Sekisui House Ltd..................................................................      35,000,000
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    955,000  Takeda Chemical Industries.........................................................      36,897,727
                                                                                                  --------------
             MOTOR VEHICLES
    850,000  Honda Motor Co.....................................................................      38,278,620
  1,300,000  Toyota Motor Corp..................................................................      37,533,670
                                                                                                  --------------
                                                                                                      75,812,290
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
  3,500,000  Matsushita Electric Works, Ltd.....................................................      36,325,758
                                                                                                  --------------
             OTHER PHARMACEUTICALS
  1,250,000  Taisho Pharmaceutical Co., Ltd.....................................................      38,930,976
                                                                                                  --------------
             OTHER TELECOMMUNICATIONS
        117  Nippon Telegraph & Telephone Corp..................................................       1,142,424
                                                                                                  --------------
             RECREATIONAL PRODUCTS/TOYS
    420,000  Nintendo Co., Ltd..................................................................      36,131,313
                                                                                                  --------------
             SEMICONDUCTORS
      1,000  Rohm Co., Ltd......................................................................         119,108
                                                                                                  --------------
             TOBACCO
      3,800  Japan Tobacco, Inc.................................................................      36,784,512
                                                                                                  --------------
             TOTAL JAPAN........................................................................     596,304,882
                                                                                                  --------------
             NETHERLANDS (3.7%)
             AIRLINES
    645,000  KLM Royal Dutch Air Lines NV.......................................................      18,069,675
                                                                                                  --------------
             BOOKS/MAGAZINES
     61,800  VNU NV.............................................................................       2,403,881
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
    275,000  Koninklijke (Royal) Philips Electronics NV.........................................      22,356,778
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
      2,328  ING Groep NV.......................................................................         128,055
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             FINANCIAL PUBLISHING/SERVICES
     12,298  Wolters Kluwer NV..................................................................  $    2,226,184
                                                                                                  --------------
             FOOD CHAINS
     40,319  Koninklijke Ahold NV...............................................................       1,542,252
                                                                                                  --------------
             INTERNATIONAL BANKS
    900,000  ABN-AMRO Holding NV................................................................      18,716,175
                                                                                                  --------------
             LIFE INSURANCE
     47,108  Aegon NV...........................................................................       4,291,662
                                                                                                  --------------
             MAJOR CHEMICALS
     50,600  Akzo Nobel NV......................................................................       1,870,087
                                                                                                  --------------
             METALS FABRICATIONS
    607,000  Koninklijke Hoogovens NV...........................................................      20,079,105
                                                                                                  --------------
             OILFIELD SERVICES/EQUIPMENT
        148  Fugro NV...........................................................................           3,429
                                                                                                  --------------
             SPECIALTY CHEMICALS
    210,000  DSM NV.............................................................................      18,000,176
                                                                                                  --------------
             TELECOMMUNICATIONS
    450,000  KPN NV.............................................................................      17,867,644
                                                                                                  --------------

             TOTAL NETHERLANDS..................................................................     127,555,103
                                                                                                  --------------

             SPAIN (1.6%)
             FOOD CHAINS
      5,100  Centros Comerciales Pryca S.A......................................................         102,267
                                                                                                  --------------
             INTERNATIONAL BANKS
    275,000  Banco Popular Espanol S.A..........................................................      17,660,225
                                                                                                  --------------
             OIL REFINING/MARKETING
    360,000  Repsol S.A.........................................................................      18,502,830
                                                                                                  --------------
             TELECOMMUNICATIONS
     50,071  Telefonica S.A.....................................................................       2,119,754
                                                                                                  --------------
             UTILITIES
    675,000  Endesa S.A.........................................................................      17,004,566
                                                                                                  --------------

             TOTAL SPAIN........................................................................      55,389,642
                                                                                                  --------------

             SWEDEN (3.4%)
             CONSUMER ELECTRONICS/APPLIANCES
  1,000,000  Electrolux AB (Series B)...........................................................      19,767,400
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
    545,000  Skanska AB (B Shares)..............................................................      18,506,167
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY/COMPONENTS
    875,000  Sandvik AB (B Shares)..............................................................  $   17,402,588
                                                                                                  --------------
             INTERNATIONAL BANKS
  2,450,000  Nordbanken Holding AB..............................................................      13,964,516
                                                                                                  --------------
             LIFE INSURANCE
    293,500  Skandia Forsakrings AB.............................................................       5,445,797
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
     80,000  Astra AB (B Shares)................................................................       1,809,384
                                                                                                  --------------
             MOTOR VEHICLES
    648,000  Volvo AB (B Shares)................................................................      16,934,962
                                                                                                  --------------
             PACKAGE GOODS/COSMETICS
    777,900  Svenska Cellulosa AB...............................................................      16,839,296
                                                                                                  --------------
             REAL ESTATE
    300,000  Drott AB (B Shares)*...............................................................       2,637,674
                                                                                                  --------------
             TELECOMMUNICATIONS EQUIPMENT
    101,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free).................................       2,449,702
                                                                                                  --------------
             TOTAL SWEDEN.......................................................................     115,757,486
                                                                                                  --------------
             SWITZERLAND (4.9%)
             ACCIDENT & HEALTH INSURANCE
     11,500  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares).................      25,427,019
                                                                                                  --------------
             INTERNATIONAL BANKS
      8,500  Credit Suisse Group................................................................       1,583,851
     92,000  UBS AG (Registered)................................................................      28,881,987
                                                                                                  --------------
                                                                                                      30,465,838
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
      2,315  Novartis AG........................................................................       3,752,576
     16,000  Novartis AG - Bearer...............................................................      26,032,946
        350  Roche Holdings AG..................................................................       4,265,123
                                                                                                  --------------
                                                                                                      34,050,645
                                                                                                  --------------
             OTHER TELECOMMUNICATIONS
     70,000  Swisscom AG (Registered Shares)*...................................................      27,315,690
                                                                                                  --------------
             PACKAGED FOODS
     14,500  Nestle S.A.........................................................................      26,323,589
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             TOBACCO
     16,500  Compagnie Financiere Richemont AG (Series A).......................................  $   27,403,457
                                                                                                  --------------

             TOTAL SWITZERLAND..................................................................     170,986,238
                                                                                                  --------------

             UNITED KINGDOM (11.4%)
             AEROSPACE
     15,984  British Aerospace PLC..............................................................         106,639
    303,268  Rolls-Royce PLC....................................................................       1,280,437
                                                                                                  --------------
                                                                                                       1,387,076
                                                                                                  --------------
             AIRLINES
  3,325,000  British Airways PLC................................................................      23,013,630
                                                                                                  --------------
             ALCOHOLIC BEVERAGES
  1,600,000  Bass PLC...........................................................................      21,697,236
    129,600  Diageo PLC.........................................................................       1,453,599
                                                                                                  --------------
                                                                                                      23,150,835
                                                                                                  --------------
             CLOTHING/SHOE/ACCESSORY STORES
  2,040,000  Next PLC...........................................................................      23,308,091
                                                                                                  --------------
             ENVIRONMENTAL SERVICES
 10,200,000  Cookson Group PLC..................................................................      23,605,607
                                                                                                  --------------
             INTEGRATED OIL COMPANIES
    314,073  Shell Transport & Trading Co. PLC..................................................       2,109,291
                                                                                                  --------------
             INTERNATIONAL BANKS
    117,178  Abbey National PLC.................................................................       2,405,724
     59,632  HSBC Holdings PLC..................................................................       1,920,017
  1,050,000  National Westminster Bank PLC......................................................      24,162,831
  1,200,000  Royal Bank of Scotland Group PLC...................................................      26,067,624
                                                                                                  --------------
                                                                                                      54,556,196
                                                                                                  --------------
             LIFE INSURANCE
     85,621  Prudential Corp. PLC...............................................................       1,114,174
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    108,846  Glaxo Wellcome PLC.................................................................       3,636,152
                                                                                                  --------------
             MOVIES/ENTERTAINMENT
  6,470,000  Rank Group PLC.....................................................................      23,589,741
                                                                                                  --------------
             MULTI-LINE INSURANCE
     67,077  CGU PLC............................................................................       1,043,113
    144,192  Royal & Sun Alliance Insurance Group PLC...........................................       1,358,176
                                                                                                  --------------
                                                                                                       2,401,289
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR COMPANIES
    185,441  General Electric Co. PLC...........................................................  $    1,669,011
  2,700,000  Hanson PLC.........................................................................      24,170,083
    251,400  Tomkins PLC........................................................................         929,776
                                                                                                  --------------
                                                                                                      26,768,870
                                                                                                  --------------
             NON - U.S. UTILITIES
  3,000,000  National Grid Group PLC............................................................      21,839,854
  2,800,000  National Power PLC.................................................................      21,523,194
                                                                                                  --------------
                                                                                                      43,363,048
                                                                                                  --------------
             OTHER METALS/MINERALS
  1,750,000  Rio Tinto PLC......................................................................      24,238,974
                                                                                                  --------------
             OTHER SPECIALTY STORES
    128,000  Kingfisher PLC.....................................................................       1,610,984
                                                                                                  --------------
             PACKAGE GOODS/COSMETICS
      7,000  Reckitt & Colman PLC...............................................................          75,636
                                                                                                  --------------
             PAPER
 11,000,000  Arjo Wiggins Appleton PLC..........................................................      24,817,100
                                                                                                  --------------
             STEEL/IRON ORE
 11,600,000  British Steel PLC..................................................................      23,880,818
                                                                                                  --------------
             TELECOMMUNICATIONS
    277,921  British Telecommunications PLC.....................................................       4,527,963
                                                                                                  --------------
             TOBACCO
  2,400,000  British American Tobacco PLC.......................................................      19,956,816
                                                                                                  --------------
             WATER SUPPLY
  1,550,000  Hyder PLC..........................................................................      19,532,992
  1,350,000  Hyder PLC (Pref.)*.................................................................       2,670,457
  1,550,000  Severn Trent PLC...................................................................      20,969,241
                                                                                                  --------------
                                                                                                      43,172,690
                                                                                                  --------------
             TOTAL UNITED KINGDOM...............................................................     394,284,981
                                                                                                  --------------
             UNITED STATES (34.8%)
             AEROSPACE
    630,000  Northrop Grumman Corp..............................................................      37,721,250
                                                                                                  --------------
             ALUMINUM
  1,000,000  Alcoa Inc..........................................................................      41,187,500
                                                                                                  --------------
             AUTOMOTIVE AFTERMARKET
    825,000  Goodyear Tire & Rubber Co..........................................................      41,095,312
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             BEVERAGES - NON-ALCOHOLIC
     77,700  PepsiCo, Inc.......................................................................  $    3,044,869
                                                                                                  --------------
             BUILDING MATERIALS/DIY CHAINS
     86,000  Home Depot, Inc. (The).............................................................       5,353,500
                                                                                                  --------------
             COMPUTER HARDWARE
     86,000  Compaq Computer Corp...............................................................       2,725,125
      2,300  Hewlett-Packard Co.................................................................         155,969
    235,000  International Business Machines Corp...............................................      41,653,750
                                                                                                  --------------
                                                                                                      44,534,844
                                                                                                  --------------
             CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
  1,030,000  Deere & Co.........................................................................      39,783,750
                                                                                                  --------------
             CONTAINERS/PACKAGING
  1,430,000  Crown Cork & Seal Co., Inc.........................................................      40,844,375
                                                                                                  --------------
             DEPARTMENT STORES
    900,000  Sears, Roebuck & Co................................................................      40,668,750
                                                                                                  --------------
             DISCOUNT CHAINS
    620,000  Dayton Hudson Corp.................................................................      41,307,500
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
     39,000  Honeywell, Inc.....................................................................       2,956,687
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
     98,500  Citigroup Inc......................................................................       6,291,687
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    550,000  Minnesota Mining & Manufacturing Co................................................      38,912,500
     44,000  Trinity Industries, Inc............................................................       1,292,500
                                                                                                  --------------
                                                                                                      40,205,000
                                                                                                  --------------
             ELECTRIC UTILITIES
    701,800  FPL Group, Inc.....................................................................      37,370,850
  1,055,000  GPU, Inc...........................................................................      39,364,687
                                                                                                  --------------
                                                                                                      76,735,537
                                                                                                  --------------
             ENGINEERING & CONSTRUCTION
  1,430,000  Fluor Corp.........................................................................      38,610,000
                                                                                                  --------------
             FINANCE COMPANIES
    935,000  Associates First Capital Corp. (Class A)...........................................      42,075,000
     47,500  Fannie Mae.........................................................................       3,289,375
                                                                                                  --------------
                                                                                                      45,364,375
                                                                                                  --------------
             FOOD CHAINS
    685,000  Albertson's, Inc...................................................................      37,204,062
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL COMPANIES
      1,800  Atlantic Richfield Co..............................................................  $      131,400
    445,000  Chevron Corp.......................................................................      39,354,687
     42,200  Exxon Corp.........................................................................       2,977,737
     37,500  Mobil Corp.........................................................................       3,300,000
     47,000  Texaco, Inc........................................................................       2,667,250
                                                                                                  --------------
                                                                                                      48,431,074
                                                                                                  --------------
             LIFE INSURANCE
  1,200,000  Conseco, Inc.......................................................................      37,050,000
                                                                                                  --------------
             MAJOR BANKS
    600,000  BankAmerica Corp...................................................................      42,375,000
     52,000  BankBoston Corp....................................................................       2,252,250
     46,000  Chase Manhattan Corp. (The)........................................................       3,740,375
  1,250,000  KeyCorp............................................................................      37,890,625
                                                                                                  --------------
                                                                                                      86,258,250
                                                                                                  --------------
             MAJOR CHEMICALS
    425,000  Dow Chemical Co....................................................................      39,604,688
     63,700  Monsanto Co........................................................................       2,926,219
                                                                                                  --------------
                                                                                                      42,530,907
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
     71,000  American Home Products Corp........................................................       4,632,750
    650,000  Bristol-Myers Squibb Co............................................................      41,803,125
     36,200  Johnson & Johnson..................................................................       3,391,488
     66,000  Warner-Lambert Co..................................................................       4,368,375
                                                                                                  --------------
                                                                                                      54,195,738
                                                                                                  --------------
             MEDIA CONGLOMERATES
     82,200  Walt Disney Co.....................................................................       2,558,475
                                                                                                  --------------
             MID - SIZED BANKS
     80,600  First Tennessee National Corp......................................................       2,951,975
                                                                                                  --------------
             MILITARY/GOV'T/TECHNICAL
     38,000  General Motors Corp. (Class H)*....................................................       1,916,625
                                                                                                  --------------
             MOTOR VEHICLES
    735,000  Ford Motor Co......................................................................      41,711,250
                                                                                                  --------------
             MULTI-LINE INSURANCE
     36,000  American International Group, Inc..................................................       4,342,500
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
     33,000  General Electric Co................................................................       3,650,625
  1,400,000  Tenneco, Inc.......................................................................      39,112,500
                                                                                                  --------------
                                                                                                      42,763,125
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             NATURAL GAS
    770,000  Consolidated Natural Gas Co........................................................  $   37,489,375
                                                                                                  --------------
             OIL REFINING/MARKETING
    925,000  Ashland, Inc.......................................................................      37,867,188
                                                                                                  --------------
             OILFIELD SERVICES/EQUIPMENT
      1,800  Schlumberger, Ltd..................................................................         108,338
                                                                                                  --------------
             OTHER METALS/MINERALS
    811,800  Phelps Dodge Corp..................................................................      39,981,150
                                                                                                  --------------
             OTHER SPECIALTY STORES
     85,700  Pep Boys-Manny, Moe & Jack.........................................................       1,306,925
                                                                                                  --------------
             PACKAGED FOODS
     35,900  General Mills, Inc.................................................................       2,712,694
                                                                                                  --------------
             PAPER
     58,000  Bowater, Inc.......................................................................       2,298,250
     59,200  Champion International Corp........................................................       2,430,900
    950,000  International Paper Co.............................................................      40,078,125
                                                                                                  --------------
                                                                                                      44,807,275
                                                                                                  --------------
             PHOTOGRAPHIC PRODUCTS
    635,000  Eastman Kodak Co...................................................................      40,560,625
                                                                                                  --------------
             SAVINGS & LOAN ASSOCIATIONS
     28,500  Golden West Financial Corp.........................................................       2,721,750
     59,364  Washington Mutual, Inc.............................................................       2,426,504
                                                                                                  --------------
                                                                                                       5,148,254
                                                                                                  --------------
             SEMICONDUCTORS
     36,800  Intel Corp.........................................................................       4,374,600
                                                                                                  --------------
             SPECIALTY STEELS
     54,800  Nucor Corp.........................................................................       2,414,625
                                                                                                  --------------
             TOBACCO
  1,050,000  Philip Morris Companies, Inc.......................................................      36,946,875
                                                                                                  --------------

             TOTAL UNITED STATES................................................................   1,201,336,841
                                                                                                  --------------

             TOTAL COMMON AND PREFERRED STOCKS
             (IDENTIFIED COST $3,036,444,289)...................................................   3,405,844,095
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1999, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (1.0%)
             U.S. GOVERNMENT AGENCY
$    35,000  Federal Home Loan Mortgage Corp. 4.82% due 04/01/99 (AMORTIZED COST $35,000,000)...  $   35,000,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,071,444,289) (b)....................................................   99.6 %   3,440,844,095
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.4        14,094,395
                                                                                          ------  ---------------
NET ASSETS..............................................................................  100.0 % $ 3,454,938,490
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
ADR  American Depository Receipt.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $563,547,192 and the aggregate gross unrealized depreciation is $194,147,386, resulting in net unrealized appreciation of $369,399,806.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 1999:

                                                       UNREALIZED
   CONTRACTS TO              IN           DELIVERY    APPRECIATION
      DELIVER           EXCHANGE FOR        DATE     (DEPRECIATION)
-------------------------------------------------------------------
   $      1,503,403        CHF 2,230,299  04/01/99   $      2,334
   $      1,590,208        EUR 1,476,516  04/01/99            738
   $      1,991,406        EUR 1,849,031  04/01/99            925
     GBP    424,280        $     687,757  04/01/99          4,031
     HKD 27,635,107        $   3,566,142  04/01/99           (138)
    CAD   2,430,306        $   1,612,464  04/05/99            855
   JPY  189,461,081        $   1,598,288  04/05/99          3,498
     GBP    303,891        $     490,313  04/08/99            593
   $      1,387,983        EUR 1,286,718  04/30/99         (1,544)
                                                          -------
      Net unrealized appreciation..................  $     11,292
                                                          -------
                                                          -------

CURRENCY ABBREVIATIONS:

GBP        British Pound.
CAD        Canadian Dollar.
EUR        Euro.
HKD        Hong Kong Dollar.
JPY        Japanese Yen.
CHF        Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS MARCH 31, 1999

                                                                           PERCENT OF
INDUSTRY                                                 VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Accident & Health Insurance.......................  $     25,427,019               0.7%
Aerospace.........................................        39,108,326               1.1
Air Freight/Delivery Services.....................        40,373,064               1.2
Airlines..........................................        41,083,305               1.2
Alcoholic Beverages...............................        58,201,340               1.7
Aluminum..........................................        58,448,442               1.7
Apparel...........................................        15,117,325               0.4
Auto Parts: O.E.M.................................           195,425               0.0
Automotive Aftermarket............................        61,241,868               1.8
Beverages - Non-Alcoholic.........................         3,044,869               0.1
Books/Magazines...................................         2,403,881               0.1
Building Materials................................        33,252,331               1.0
Building Materials/DIY Chains.....................         5,353,500               0.2
Cable Television..................................         3,206,252               0.1
Canadian Oil & Gas................................        19,031,830               0.6
Clothing/Shoe/Accessory Stores....................        23,308,091               0.7
Computer Hardware.................................        44,534,844               1.3
Construction/Agricultural Equipment/Trucks........        39,783,750               1.2
Consumer Electronics/Appliances...................        92,410,498               2.7
Containers/Packaging..............................        76,681,991               2.2
Department Stores.................................        40,668,750               1.2
Discount Chains...................................        41,307,500               1.2
Diversified Commercial Services...................         1,888,889               0.1
Diversified Electronic Products...................       138,091,242               4.0
Diversified Financial Services....................         6,419,742               0.2
Diversified Manufacturing.........................        81,999,608               2.3
Electric Utilities................................        76,735,537               2.2
Electrical Products...............................        35,281,347               1.0
Electronic Components.............................        36,325,758               1.1
Engineering & Construction........................        71,246,299               2.1
Environmental Services............................        23,605,607               0.7
Farming/Seeds/Milling.............................        19,218,290               0.6
Finance Companies.................................        45,364,375               1.3
Financial Publishing/Services.....................         2,226,184               0.1
Food Chains.......................................        38,848,581               1.1
Home Building.....................................        35,000,000               1.0
Hotels/Resorts....................................         2,949,118               0.1
Industrial Machinery/Components...................        17,402,588               0.5
Integrated Oil Companies..........................        92,571,485               2.7
International Banks...............................       251,752,771               7.2
Life Insurance....................................        47,901,633               1.4
Major Banks.......................................        86,258,250               2.5
Major Chemicals...................................        79,863,674               2.3
Major Pharmaceuticals.............................       130,589,646               3.7

                                                                           PERCENT OF
INDUSTRY                                                 VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Media Conglomerates...............................  $      2,558,475               0.1%
Metals Fabrications...............................        20,079,105               0.6
Mid-Sized Banks...................................         2,951,975               0.1
Military/Gov't/Technical..........................         2,008,105               0.1
Motor Vehicles....................................       157,942,016               4.5
Movies/Entertainment..............................        24,301,731               0.7
Multi-Line Insurance..............................        12,354,030               0.4
Multi-Sector Companies............................       192,843,945               5.5
Natural Gas.......................................        37,489,375               1.1
Non-U.S. Utilities................................        43,363,048               1.3
Oil & Gas Production..............................        16,491,924               0.5
Oil Refining/Marketing............................        77,270,286               2.2
Oil/Gas Transmission..............................        18,135,501               0.5
Oilfield Services/Equipment.......................           111,767               0.0
Other Metals/Minerals.............................        64,220,124               1.9
Other Pharmaceuticals.............................        38,930,976               1.1
Other Specialty Stores............................         2,917,909               0.1
Other Telecommunications..........................        28,458,114               0.8
Package Goods/Cosmetics...........................        16,914,932               0.5
Packaged Foods....................................        29,036,283               0.8
Paper.............................................        69,624,375               2.0
Photographic Products.............................        40,560,625               1.2
Precious Metals...................................        15,189,930               0.4
Real Estate.......................................        32,947,392               1.0
Recreational Products/Toys........................        36,131,313               1.0
Savings & Loan Associations.......................         5,148,254               0.1
Semiconductors....................................         4,493,708               0.1
Specialty Chemicals...............................        18,000,176               0.5
Specialty Foods/Candy.............................        18,619,200               0.5
Specialty Steels..................................         2,414,625               0.1
Steel/Iron Ore....................................        23,880,818               0.7
Telecommunications................................        66,618,358               1.9
Telecommunications Equipment......................         2,449,702               0.1
Tobacco...........................................       121,091,660               3.5
U.S. Government Agency............................        35,000,000               1.0
Utilities.........................................        31,396,823               0.9
Water Supply......................................        43,172,690               1.2
                                                    ----------------             ---
                                                    $  3,440,844,095              99.6%
                                                    ----------------             ---
                                                    ----------------             ---

                                                                           PERCENT OF
TYPE OF INVESTMENT                                       VALUE             NET ASSETS
---------------------------------------------------------------------------------------
Common Stocks.....................................  $  3,388,056,313              98.1%
Preferred Stocks..................................        17,787,782               0.5
Short-Term Investment.............................        35,000,000               1.0
                                                    ----------------             ---
                                                    $  3,440,844,095              99.6%
                                                    ----------------             ---
                                                    ----------------             ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $3,071,444,289)..........................................................  $3,440,844,095
Cash........................................................................................       6,015,933
Receivable for:
    Investments sold........................................................................      13,412,558
    Dividends...............................................................................      12,908,774
    Foreign withholding taxes reclaimed.....................................................       2,929,333
    Shares of beneficial interest sold......................................................       1,593,498
Prepaid expenses and other assets...........................................................         121,444
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,477,825,635
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      12,020,146
    Shares of beneficial interest repurchased...............................................       5,342,472
    Plan of distribution fee................................................................       2,762,442
    Investment management fee...............................................................       2,239,193
Accrued expenses and other payables.........................................................         522,892
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      22,887,145
                                                                                              --------------
     NET ASSETS.............................................................................  $3,454,938,490
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,005,592,094
Net unrealized appreciation.................................................................     369,257,636
Accumulated undistributed net investment income.............................................      11,002,413
Accumulated undistributed net realized gain.................................................      69,086,347
                                                                                              --------------
     NET ASSETS.............................................................................  $3,454,938,490
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $35,673,091
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,702,471
     NET ASSET VALUE PER SHARE..............................................................          $13.20
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)..........................................................................          $13.93
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $3,342,589,020
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     253,378,824
     NET ASSET VALUE PER SHARE..............................................................          $13.19
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................     $13,663,597
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,037,744
     NET ASSET VALUE PER SHARE..............................................................          $13.17
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $63,012,782
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       4,769,092
     NET ASSET VALUE PER SHARE..............................................................          $13.21
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

NET INVESTMENT INCOME:
INCOME
Dividends (net of $7,860,003 foreign withholding tax)........................................  $  84,934,913
Interest.....................................................................................      6,711,850
                                                                                               -------------
     TOTAL INCOME............................................................................     91,646,763
                                                                                               -------------
EXPENSES
Plan of distribution fee (Class A shares)....................................................         56,340
Plan of distribution fee (Class B shares)....................................................     31,148,040
Plan of distribution fee (Class C shares)....................................................        114,981
Investment management fee....................................................................     25,829,311
Transfer agent fees and expenses.............................................................      4,554,228
Custodian fees...............................................................................      1,960,370
Shareholder reports and notices..............................................................        311,600
Registration fees............................................................................        125,663
Professional fees............................................................................         87,818
Trustees' fees and expenses..................................................................         23,028
Organizational expenses......................................................................          8,995
Other........................................................................................         61,225
                                                                                               -------------
     TOTAL EXPENSES..........................................................................     64,281,599
                                                                                               -------------
     NET INVESTMENT INCOME...................................................................     27,365,164
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    245,874,016
    Foreign exchange transactions............................................................       (337,553)
                                                                                               -------------

     NET GAIN................................................................................    245,536,463
                                                                                               -------------
Net change in unrealized appreciation/ depreciation on:
    Investments..............................................................................   (291,846,106)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................        108,375
                                                                                               -------------

     NET DEPRECIATION........................................................................   (291,737,731)
                                                                                               -------------

     NET LOSS................................................................................    (46,201,268)
                                                                                               -------------

NET DECREASE.................................................................................  $ (18,836,104)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             MARCH 31, 1999  MARCH 31, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income......................................................  $   27,365,164  $    28,536,934
Net realized gain..........................................................     245,536,463      424,639,725
Net change in unrealized appreciation......................................    (291,737,731)     270,061,046
                                                                             --------------  ---------------

     NET INCREASE (DECREASE)...............................................     (18,836,104)     723,237,705
                                                                             --------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.........................................................        (261,174)         (89,450)
    Class B shares.........................................................     (18,635,895)     (30,169,703)
    Class C shares.........................................................         (56,045)         (44,631)
    Class D shares.........................................................        (571,271)        (173,106)
Net realized gain
    Class A shares.........................................................      (1,843,310)        (565,637)
    Class B shares.........................................................    (316,814,401)    (405,262,485)
    Class C shares.........................................................      (1,049,978)        (502,865)
    Class D shares.........................................................      (3,084,811)      (1,032,962)
                                                                             --------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.....................................    (342,316,885)    (437,840,839)
                                                                             --------------  ---------------
Net increase (decrease) from transactions in shares of beneficial
  interest.................................................................     (38,312,266)     530,515,791
                                                                             --------------  ---------------

     NET INCREASE (DECREASE)...............................................    (399,465,255)     815,912,657

NET ASSETS:
Beginning of period........................................................   3,854,403,745    3,038,491,088
                                                                             --------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $11,002,413 AND
    DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $2,122,966,
    RESPECTIVELY)..........................................................  $3,454,938,490  $ 3,854,403,745
                                                                             --------------  ---------------
                                                                             --------------  ---------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), formerly Dean Witter Global Dividend Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stocks of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of June 29, 1998.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; and 0.65% to the portion of daily net assets exceeding $3.5 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual fee to 0.625% of the portion of daily net assets in excess of $4.5 billion.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $73,697,610 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $337, $5,108,028 and $11,342, respectively and received $86,379 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1999 aggregated $1,655,852,492 and $2,208,885,932, respectively.

For the year ended March 31, 1999, the Fund incurred $92,945 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended March 31, 1999, the Fund incurred brokerage commissions of $1,498,179 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 1999, included in the Fund's payable for investments purchased were unsettled trades with Morgan Stanley & Co., Inc. for $4,102,926.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $10,766. At March 31, 1999, the Fund had an accrued pension liability of $57,480 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of March 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $5,304,758, paid-in capital was charged $83,170 and accumulated undistributed net investment income was credited $5,387,928.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                            FOR THE YEAR                     FOR THE YEAR
                                                                                ENDED                            ENDED
                                                                           MARCH 31, 1999                   MARCH 31, 1998*
                                                                   -------------------------------   -----------------------------
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
                                                                   ------------   ----------------   ------------   --------------
CLASS A SHARES
Sold.............................................................     2,445,885   $     31,514,500        885,238   $   12,442,665
Reinvestment of dividends and distributions......................       151,674          1,988,984         47,429          606,606
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................        60,400            813,198        --              --
Redeemed.........................................................      (858,155)       (11,314,041)       (30,000)        (424,056)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class A...........................................     1,799,804         23,002,641        902,667       12,625,215
                                                                   ------------   ----------------   ------------   --------------

CLASS B SHARES
Sold.............................................................    21,502,359        286,062,777     54,063,092      772,136,946
Reinvestment of dividends and distributions......................    23,576,064        312,457,447     30,559,475      405,815,115
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................    21,617,480        291,123,802        --              --
Redeemed.........................................................   (77,262,606)    (1,000,267,017)   (49,060,405)    (689,166,941)
                                                                   ------------   ----------------   ------------   --------------
Net increase (decrease) - Class B................................   (10,566,703)      (110,622,991)    35,562,162      488,785,120
                                                                   ------------   ----------------   ------------   --------------

CLASS C SHARES
Sold.............................................................       580,330          7,763,468        697,103        9,960,568
Reinvestment of dividends and distributions......................        78,973          1,043,840         40,593          516,939
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................         5,717             76,885        --              --
Redeemed.........................................................      (300,803)        (3,913,266)       (64,169)        (887,746)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class C...........................................       364,217          4,970,927        673,527        9,589,761
                                                                   ------------   ----------------   ------------   --------------

CLASS D SHARES
Sold.............................................................     1,733,498         22,835,792      1,378,903       19,481,908
Reinvestment of dividends and distributions......................       275,791          3,602,567         93,459        1,196,710
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................     2,083,617         28,062,611        --              --
Shares issued in connection with the acquisition of Dean Witter
 Retirement Series -- Global Equity Series.......................     1,324,733         15,658,117        --              --
Redeemed.........................................................    (2,035,926)       (25,821,930)       (84,983)      (1,162,923)
                                                                   ------------   ----------------   ------------   --------------
Net increase - Class D...........................................     3,381,713         44,337,157      1,387,379       19,515,695
                                                                   ------------   ----------------   ------------   --------------
Net increase (decrease) in Fund..................................    (5,020,969)  $    (38,312,266)    38,525,735   $  530,515,791
                                                                   ------------   ----------------   ------------   --------------
                                                                   ------------   ----------------   ------------   --------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through March 31, 1998.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999, CONTINUED

8. ACQUISITION OF DEAN WITTER WORLD WIDE INVESTMENT TRUST AND DEAN WITTER RETIREMENT SERIES -- GLOBAL EQUITY SERIES

As of the close of business on June 5, 1998, the Fund acquired all the net assets of Dean Witter World Wide Investment Trust ("World Wide") pursuant to a plan of reorganization approved by the shareholders of World Wide on May 21, 1998. The acquisition was accomplished by a tax-free exchange of 60,400 Class A shares of the Fund at a net asset value of $13.46 per share for 45,643 Class A shares of World Wide; 21,617,480 Class B shares of the Fund at a net asset value of $13.47 per share for 16,154,443 Class B shares of World Wide; 5,717 Class C shares of the Fund at a net asset value $13.45 per share for 4,847 Class C shares of World Wide; and 2,083,617 Class D shares of the Fund at a net asset value of $13.47 per share for 1,553,200 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $3,752,602,041 and $320,076,496, respectively, including unrealized appreciation of $62,462,147 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,072,678,537.

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Global Equity Series ("Retirement Global Equity") pursuant to a plan of reorganization approved by shareholders of Retirement Global Equity on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,324,733 Class D shares of the Fund at a net asset value of $11.82 per share for 1,295,148 shares of Retirement Global Equity. The net assets of the Fund and Retirement Global Equity immediately before the acquisition were $3,344,782,577 and $15,658,117, respectively, including unrealized appreciation of $1,416,232 for Retirement Global Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,360,440,694.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED MARCH 31
                                                    ---------------------------------------------------
                                                    1999++        1998*++    1997      1996      1995
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............  $ 14.44       $ 13.30   $ 12.86   $ 11.41   $ 10.81
                                                    -------       -------   -------   -------   -------

Income (loss) from investment operations:
   Net investment income..........................     0.10          0.11      0.12      0.13      0.14
   Net realized and unrealized gain (loss)........    (0.06)         2.79      1.44      1.96      0.88
                                                    -------       -------   -------   -------   -------

Total income from investment operations...........     0.04          2.90      1.56      2.09      1.02
                                                    -------       -------   -------   -------   -------

Less dividends and distributions from:
   Net investment income..........................    (0.07)        (0.12)    (0.13)    (0.15)    (0.14)
   Net realized gain..............................    (1.22)        (1.64)    (0.99)    (0.49)    (0.28)
                                                    -------       -------   -------   -------   -------

Total dividends and distributions.................    (1.29)        (1.76)    (1.12)    (0.64)    (0.42)
                                                    -------       -------   -------   -------   -------

Net asset value, end of period....................  $ 13.19       $ 14.44   $ 13.30   $ 12.86   $ 11.41
                                                    -------       -------   -------   -------   -------
                                                    -------       -------   -------   -------   -------

TOTAL RETURN+.....................................     0.42%        23.41%    12.58%    18.77%     9.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................     1.78%(1)      1.71%     1.75%     1.85%     1.97%

Net investment income.............................     0.74%(1)      0.80%     0.93%     1.05%     1.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions............  $ 3,343       $ 3,812   $ 3,038   $ 2,434   $ 1,854

Portfolio turnover rate...........................       47%           51%       40%       40%       32%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED            THROUGH
                                                                        MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.43           $ 14.91
                                                                             ------            ------
Income (loss) from investment operations:
   Net investment income..............................................         0.17              0.09
   Net realized and unrealized gain (loss)............................        (0.04)             0.62
                                                                             ------            ------
Total income from investment operations...............................         0.13              0.71
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)            (0.16)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------
Total dividends and distributions.....................................        (1.36)            (1.19)
                                                                             ------            ------
Net asset value, end of period........................................      $ 13.20           $ 14.43
                                                                             ------            ------
                                                                             ------            ------
TOTAL RETURN+.........................................................         1.10%             5.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.12%(3)          1.17%(2)
Net investment income.................................................         1.39%(3)          1.02%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $35,673           $13,027
Portfolio turnover rate...............................................           47%               51%(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 14.42           $ 14.91
                                                                             ------            ------
Income (loss) from investment operations:
   Net investment income..............................................         0.08              0.02
   Net realized and unrealized gain (loss)............................        (0.05)             0.62
                                                                             ------            ------
Total income from investment operations...............................         0.03              0.64
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.06)            (0.10)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------
Total dividends and distributions.....................................        (1.28)            (1.13)
                                                                             ------            ------
Net asset value, end of period........................................      $ 13.17           $ 14.42
                                                                             ------            ------
                                                                             ------            ------
TOTAL RETURN+.........................................................         0.37%             5.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.85%(3)          1.92%(2)
Net investment income.................................................         0.66%(3)          0.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $13,664            $9,711
Portfolio turnover rate...............................................           47%               51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED            THROUGH
                                                                        MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 14.44           $ 14.91
                                                                             ------            ------

Income (loss) from investments operations:
   Net investment income..............................................         0.20              0.11
   Net realized and unrealized gain (loss)............................        (0.05)             0.62
                                                                             ------            ------

Total income from investment operations...............................         0.15              0.73
                                                                             ------            ------

Less dividends and distributions from:
   Net investment income..............................................        (0.16)            (0.17)
   Net realized gain..................................................        (1.22)            (1.03)
                                                                             ------            ------

Total dividends and distributions.....................................        (1.38)            (1.20)
                                                                             ------            ------

Net asset value, end of period........................................      $ 13.21           $ 14.44
                                                                             ------            ------
                                                                             ------            ------

TOTAL RETURN+.........................................................         1.27%             5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.90%(3)          0.92%(2)

Net investment income.................................................         1.61%(3)          1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $63,013           $20,032

Portfolio turnover rate...............................................           47%               51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND
GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), formerly Dean Witter Global Dividend Growth Securities, at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 14, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended March 31, 1999, the Fund paid to its shareholders $1.07 per share from long-term capital gains. For such period, 37.18% of the income paid qualified for the dividends received deduction available to corporations.
       In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

                            PART C OTHER INFORMATION

ITEM 23. EXHIBITS

1 (a). Declaration of Trust of the Registrant, dated January 8, 1993, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on May 24, 1996.

1 (b). Instrument Establishing and Designating Additional Classes, dated July 28, 1997, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 16, 1997.

1 (c). Amendment, dated June 22, 1998, to the Declaration of Trust, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

2.              Amended and Restated By-Laws of the Registrant, dated
                May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 28, 1999.

3.              Not Applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors, Inc., dated May 1, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

5 (a). Amended Distribution Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

5 (b). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation is incorporated by reference to Exhibit 5 of Post-Effective No. 8 to the Registration Statement on Form N-1A, filed on May 28, 1999.

6. Amended and Restated Retirement Plan for Non-Interested Directors or Trustees, dated May 8, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 28, 1999.

7. Custody Agreement between The Chase Manhattan Bank and the Registrant is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on May 24, 1996.

8 (a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

8 (b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

9 (a). Opinion of Sheldon Curtis, Esq., dated April 30, 1993, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 28, 1999.

9 (b). Opinion of Lane Altman & Owens LLP, Massachusetts Counsel, dated April 29, 1993, is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 28, 1999.

10.             Consent of Independent Accountants, filed herein.

11.             Not Applicable.

12.             Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 28, 1997, is incorporated by reference to
                Exhibit 15 of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 16, 1997.

14.             Amended Multi-Class Plan pursuant to Rule 18f-3, dated
                June 22, 1998, is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998.

Other Power of Attorney of Trustees is incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on June 23, 1998 and Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 25, 1994.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         None

Item 25. INDEMNIFICATION.

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)    Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)    Morgan Stanley Dean Witter California Quality Municipal Securities
(3)    Morgan Stanley Dean Witter Government Income Trust
(4)    Morgan Stanley Dean Witter High Income Advantage Trust
(5)    Morgan Stanley Dean Witter High Income Advantage Trust II
(6)    Morgan Stanley Dean Witter High Income Advantage Trust III

(7)    Morgan Stanley Dean Witter Income Securities Inc.
(8)    Morgan Stanley Dean Witter Insured California Municipal Securities
(9)    Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)   Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)   Morgan Stanley Dean Witter Insured Municipal Securities
(12)   Morgan Stanley Dean Witter Insured Municipal Trust
(13)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)   Morgan Stanley Dean Witter Municipal Income Trust
(17)   Morgan Stanley Dean Witter Municipal Income Trust II
(18)   Morgan Stanley Dean Witter Municipal Income Trust III
(19)   Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)   Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)   Morgan Stanley Dean Witter Prime Income Trust
(22)   Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)   Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)   Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Opportunities Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Growth Securities
(12)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)   Morgan Stanley Dean Witter Convertible Securities Trust
(14)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)   Morgan Stanley Dean Witter Diversified Income Trust
(16)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)   Morgan Stanley Dean Witter Equity Fund
(18)   Morgan Stanley Dean Witter European Growth Fund Inc.
(19)   Morgan Stanley Dean Witter Federal Securities Trust
(20)   Morgan Stanley Dean Witter Financial Services Trust
(21)   Morgan Stanley Dean Witter Fund of Funds
(22)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)   Morgan Stanley Dean Witter Global Utilities Fund
(24)   Morgan Stanley Dean Witter Growth Fund
(25)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)   Morgan Stanley Dean Witter Health Sciences Trust
(27)   Morgan Stanley Dean Witter High Yield Securities Inc.
(28)   Morgan Stanley Dean Witter Income Builder Fund
(29)   Morgan Stanley Dean Witter Information Fund
(30)   Morgan Stanley Dean Witter Intermediate Income Securities
(31)   Morgan Stanley Dean Witter International Fund

(32)   Morgan Stanley Dean Witter International SmallCap Fund
(33)   Morgan Stanley Dean Witter Japan Fund
(34)   Morgan Stanley Dean Witter Latin American Growth Fund
(35)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)   Morgan Stanley Dean Witter Market Leader Trust
(38)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)   Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)   Morgan Stanley Dean Witter North American Government Income Trust
(45)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)   Morgan Stanley Dean Witter Real Estate Fund
(48)   Morgan Stanley Dean Witter S&P 500 Index Fund
(49)   Morgan Stanley Dean Witter S&P 500 Select Fund
(50)   Morgan Stanley Dean Witter Select Dimensions Investment Series
(51)   Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52)   Morgan Stanley Dean Witter Short-Term Bond Fund
(53)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)   Morgan Stanley Dean Witter Small Cap Growth Fund
(55)   Morgan Stanley Dean Witter Special Value Fund
(56)   Morgan Stanley Dean Witter Strategist Fund
(57)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)   Morgan Stanley Dean Witter Total Return Trust
(60)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(61)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(62)   Morgan Stanley Dean Witter Utilities Fund
(63)   Morgan Stanley Dean Witter Value-Added Market Series
(64)   Morgan Stanley Dean Witter Value Fund
(65)   Morgan Stanley Dean Witter Variable Investment Series
(66)   Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Mitchell M. Merin                    President and Chief Operating Officer of Asset
President, Chief                     Management of Morgan Stanley Dean Witter & Co.
Executive Officer and                ("MSDW); Chairman, Chief Executive Officer and Director
Director                             of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                     Distributors") and Morgan Stanley Dean Witter Trust FSB
                                     ("MSDW Trust"); President, Chief Executive Officer and
                                     Director of Morgan Stanley Dean Witter Services Company Inc.
                                     ("MSDW Services"); President of the Morgan Stanley Dean
                                     Witter Funds and Discover Brokerage Index Series; Executive
                                     Vice President and Director of Dean Witter Reynolds Inc.
                                     ("DWR"); Director of various MSDW subsidiaries.

Joseph J. McAlinden                  Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President             and Discover Brokerage Index Series; Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                    President MSDW Trust; Executive Vice President, Chief
Executive Vice President,            Administrative Officer and Director of MSDW Services;
Chief Administrative                 Vice President of the Morgan Stanley Dean Witter Funds
Officer and Director                 and Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

Barry Fink                           Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,               Secretary, General Counsel and Director of MSDW Secretary,
Secretary and General                Services; Senior Vice President, Assistant Secretary and
Counsel, Director                    Assistant General Counsel of MSDW Distributors; Vice
                                     President, Secretary and General Counsel of the Morgan
                                     Stanley Dean Witter Funds and Discover Brokerage Index Series.

Peter M. Avelar                      Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the High
Yield Group

Mark Bavoso                          Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Robert S. Giambrone                  Senior Vice President of MSDW Services, MSDW
Senior Vice President                Distributors and MSDW Trust and Director of MSDW Trust;
                                     Vice President of the Morgan Stanley Dean Witter Funds
                                     and Discover Brokerage Index Series.

Rajesh K. Gupta                      Vice President of various Morgan Stanley Dean Witter
Senior Vice President,               Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds and Discover Brokerage Index Series.

Kevin Hurley                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Jenny Beth Jones                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Michelle Kaufman                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

John B. Kemp, III                    President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of Sector
Rotation

Jonathan R. Page                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Money
Market Group

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Ira N. Ross                          Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Guy G. Rutherfurd, Jr.               Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Growth
Group

Rochelle G. Siegel                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

James Solloway
Senior Vice President

Paul D. Vance                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Frank Bruttomesso                    First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Thomas F. Caloia                     First Vice President and Assistant Treasurer of
First Vice President                 MSDW Services; Assistant Treasurer of MSDW
and Assistant                        Distributors; Treasurer and Chief Financial and Accounting
Treasurer                            Officer of the Morgan Stanley Dean Witter Funds and
                                     Discover  Brokerage  Index Series.

Thomas Chronert
First Vice President

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Marilyn K. Cranney                   Assistant Secretary of DWR; First Vice President and
First Vice President                 Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary              Secretary  of MSDW  Distributors, the Morgan Stanley Dean
                                     Witter  Funds and Discover Brokerage Index Series.

Salvatore DeSteno                    First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                   First Vice President and Controller of MSDW Services;
First Vice President                 Assistant Treasurer of MSDW Distributors; First Vice
and Controller                       President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                  First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Carsten Otto                         First Vice President and Assistant Secretary of MSDW
First Vice President                 Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary              Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Ruth Rossi                           First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Andrew Arbenz
Vice President

Joseph Arcieri                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Armon Bar-Tur                        Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                      Vice President of Morgan Stanley Dean Witter Prime
Vice President                       Income Trust

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Peter Hermann                        Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

David T. Hoffman
Vice President

Kevin Jung                           Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                        Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                            Vice President and Assistant Secretary of MSDW
Vice President and                   Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
Brokerage Index Series.

Gerard J. Lian                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                 Vice President of Morgan Stanley Dean Witter Natural
Vice President                       Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts                     Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                       Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                          Vice President of Morgan Stanley Dean Witter Natural
Vice President                       Resource Development Securities Inc.

James Nash
Vice President

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Richard Norris
Vice President

Anne Pickrell                        Vice President of various  Morgan Stanley Dean Witter
Vice President                       Funds.

Dawn Rorke
Vice President

John Roscoe                          Vice President of Morgan Stanley Dean Witter
Vice President                       Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                      Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                    Vice President of Morgan Stanley Dean Witter Federal
Vice President                       Securities Trust.

Peter J. Seeley                      Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg                Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Marybeth Swisher
Vice President

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 -------------------------------------------------
Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust

(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Latin American Growth Fund
(35)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)    Morgan Stanley Dean Witter Market Leader Trust
(38)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)    Morgan Stanley Dean Witter North American Government Income Trust
(45)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)    Morgan Stanley Dean Witter Prime Income Trust
(48)    Morgan Stanley Dean Witter Real Estate Fund
(49)    Morgan Stanley Dean Witter S&P 500 Index Fund
(50)    Morgan Stanley Dean Witter S&P 500 Select Fund
(51)    Morgan Stanley Dean Witter Short-Term Bond Fund
(52)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)    Morgan Stanley Dean Witter Small Cap Growth Fund
(54)    Morgan Stanley Dean Witter Special Value Fund
(55)    Morgan Stanley Dean Witter Strategist Fund
(56)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58)    Morgan Stanley Dean Witter Total Return Trust
(59)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(60)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(61)    Morgan Stanley Dean Witter Utilities Fund
(62)    Morgan Stanley Dean Witter Value-Added Market Series
(63)    Morgan Stanley Dean Witter Value Fund
(64)    Morgan Stanley Dean Witter Variable Investment Series
(65)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                  POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

Michael T. Gregg      Vice President and Assistant Secretary.

James F. Higgins      Director

Fredrick K. Kubler    Senior Vice President, Assistant Secretary and Chief
                      Compliance Officer.

Philip J. Purcell     Director

John Schaeffer        Director

Charles Vadala        Senior Vice President and Financial Principal.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30. UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of July, 1999.

                                   MORGAN STANLEY DEAN WITTER
                                   GLOBAL DIVIDEND GROWTH SECURITIES

                                        By: /s/ Barry Fink
                                           ----------------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the dates indicated.


     Signatures                         Title                                   Date
     ----------                         -----                                   ----
(1)  Principal Executive Officer        Chairman, Chief Executive Officer
                                        and Trustee

By:  /s/ Charles A. Fiumefreddo                                                 07/28/99
     ------------------------------
     Charles A. Fiumefreddo

(2)  Principal Financial Officer        Treasurer and Principal
                                        Accounting Officer

By:  /s/ Thomas F. Caloia                                                       07/28/99
     ------------------------------
     Thomas F. Caloia

(3)  Majority of the Trustees

     Charles A. Fiumefreddo (Chairman)
     Philip J. Purcell

By:  /s/ Barry Fink                                                             07/28/99
     ------------------------------
     Barry Fink
     Attorney-in-Fact

     Michael Bozic            Manuel H. Johnson
     Edwin J. Garn            Michael E. Nugent
     Wayne E. Hedien          John L. Schroeder

By:  /s/David M. Butowsky                                                       07/28/99
     ------------------------------
     David M. Butowsky
     Attorney-in-Fact

          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

                                  EXHIBIT INDEX

                     10. Consent of Independent Accountants.